Non-ControllingInterest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Non Controlling Interest in Consolidated Subsidiaries

An analysis of Coca-Cola FEMSA’s non-controlling interest in its consolidated subsidiaries for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017		2016		2015
Mexico	Ps.	5,994	Ps.	5,879	Ps.	3,342
Colombia		23		22		12
Brazil		1,224		1,195		632
Philippines		10,900		—		—

	Ps.	18,141	Ps.	7,096	Ps.	3,986

Summary of Changes in Non Controlling Interest

The changes in the Coca-Cola FEMSA’s non-controlling interest were as follows:

	2017	2016	2015
Balance at beginning of the year	Ps.7,096	Ps.3,986	Ps. 4,401
Efects of business combination	11,072	—	—
Net income of non controlling interest	1,148	457	94
Exchange differences on translation of foreign operations	(1,138)	1,845	(554)
Remeasurements of the net defined employee benefit liability	38	—	6
Valuation of the effective portion of derivative financial instruments, net of taxes	(74)	51	50
Increase in shares of non-controlling interest	—	826	—
Dividends paid	(1)	(69)	(11)

Balance at end of the year	Ps.18,141	Ps.7,096	Ps.3,986